PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Premises And Equipment [Line Items]
Land	$ 916	$ 1,105
Buildings	7,244	9,001
Furniture and equipment	4,941	4,806
Construction in process	4	145
Total	13,105	15,057
Accumulated depreciation	7,037	7,918
Premises and equipment, net	$ 6,068	$ 7,139